Capital Management - Summary of Capital (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Total equity as reported in balance sheet	$ 7,100.8	₨ 519,135.8	₨ 598,034.7	₨ 558,067.4
Currency translation reserve	1,226.9	89,692.0	51,422.5	28,388.6
Hedging reserve	16.7	1,222.1	41,937.1
Cost of hedge reserve	0.1	6.1	4,428.7
Equity as reported above	5,883.4	430,135.5	592,626.1
Short-term borrowings and current portion of long-term debt	5,853.0	427,917.4	354,949.0
Long-term debt	12,734.4	931,019.7	833,048.1
Total debt	18,587.4	1,358,937.1	1,187,997.1	1,059,910.7
Total capital (Debt + Equity)	24,470.8	1,789,072.6	1,780,623.2
Equity attributable to shareholders of Tata Motors Limited [Member]
Total equity as reported in balance sheet	6,884.2	503,302.9	589,801.2	552,738.7
Currency translation reserve	(1,226.9)	(89,692.0)	(51,422.5)
Non-controlling interests [Member]
Total equity as reported in balance sheet	216.6	15,832.9	8,233.5	₨ 5,328.7
Currency translation reserve	$ (7.3)	₨ (536.5)	₨ (351.9)